Provisions (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 127,046,000	$ 75,378,000
Additional provisions	131,744,000	96,099,000
Utilized amounts	(142,263,000)	(35,449,000)
Reversals of unused amounts	(19,805,000)	(8,756,000)
Discount rate adjustment and imputed interest	331,000	430,000
Foreign currency translation adjustment	948,000	(656,000)
Ending balance	98,001,000	127,046,000
Current portion	72,068,000	86,154,000
Non-current portion	25,933,000	40,892,000
Onerous leases
Reconciliation of changes in other provisions [abstract]
Beginning balance	24,961,000	16,246,000
Additional provisions	14,433,000	17,326,000
Utilized amounts	(15,931,000)	(7,055,000)
Reversals of unused amounts	(9,833,000)	(1,417,000)
Discount rate adjustment and imputed interest	121,000	139,000
Foreign currency translation adjustment	78,000	(278,000)
Ending balance	13,829,000	24,961,000
Current portion	10,271,000	9,845,000
Non-current portion	$ 3,558,000	$ 15,116,000
Weighted average discount rate	0.68%	0.71%
Litigation and claims
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 6,572,000	$ 9,000,000
Additional provisions	3,080,000	4,207,000
Utilized amounts	(859,000)	(3,649,000)
Reversals of unused amounts	(2,032,000)	(2,859,000)
Discount rate adjustment and imputed interest	0	0
Foreign currency translation adjustment	38,000	(127,000)
Ending balance	6,799,000	6,572,000
Current portion	6,799,000	6,572,000
Non-current portion	0	0
Tax exposure (other than those related to income tax)
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,163,000
Ending balance	985,000	1,163,000
Contractual disputes
Reconciliation of changes in other provisions [abstract]
Beginning balance	5,254,000
Ending balance	5,733,000	5,254,000
Employee claims and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	155,000
Ending balance	81,000	155,000
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Beginning balance	32,385,000	36,706,000
Additional provisions	2,353,000	1,933,000
Utilized amounts	(1,707,000)	(1,698,000)
Reversals of unused amounts	(7,940,000)	(4,480,000)
Discount rate adjustment and imputed interest	210,000	291,000
Foreign currency translation adjustment	543,000	(367,000)
Ending balance	25,844,000	32,385,000
Current portion	4,868,000	7,867,000
Non-current portion	$ 20,976,000	$ 24,518,000
Weighted average discount rate	0.80%	0.90%
Expected cash flows	$ 26,883,000	$ 33,034,000
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	63,128,000	13,426,000
Additional provisions	111,878,000	72,633,000
Utilized amounts	(123,766,000)	(23,047,000)
Reversals of unused amounts	0	0
Discount rate adjustment and imputed interest	0	0
Foreign currency translation adjustment	289,000	116,000
Ending balance	51,529,000	63,128,000
Current portion	50,130,000	61,870,000
Non-current portion	$ 1,399,000	$ 1,258,000
Minimum | Onerous leases
Reconciliation of changes in other provisions [abstract]
Timing of cash outflows (term)	1 year	1 year
Minimum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of cash outflows (term)	1 year	1 year
Maximum | Onerous leases
Reconciliation of changes in other provisions [abstract]
Timing of cash outflows (term)	8 years	9 years
Maximum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of cash outflows (term)	11 years	10 years